UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2019

Item 1. Report to Stockholders.

Retail Class  (AKREX)
Institutional Class  (AKRIX)
Supra Institutional Class  (AKRSX)

ANNUAL REPORT
July 31, 2019

Important Notice:
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.akrefund.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (877) 862-9556.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 862-9556.

Table of Contents

Shareholder Letter	2
Sector Allocation	5
Performance Charts and Analysis	6
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	32
Expense Examples	33
Trustees and Executive Officers	35
Additional Information	39
Privacy Notice	41

September 2019

Dear Fellow Shareholders:

Our Akre Focus Fund (the “Fund”) marked its 10th birthday on August 31st.  We are mindful and appreciative of your steadfast support over the Fund’s first decade.  The returns over trailing 1-, 3-, and 5-year periods ended July 31, 2019, are shown below.  At present, these read in our favor across the board. That may not always be the case as good years roll off and less-good years roll on.  Hence, our focus is on “since inception” performance as it is most indicative of the rate at which our capital has compounded over the long term.

Akre Focus Fund Total Annualized Returns as of July 31, 2019
				Since Inception
	1 Year	3 Year	5 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	22.17%	21.21%	16.10%	16.99%
Akre Focus Fund –
Institutional (AKRIX)	22.50%	21.55%	16.42%	17.30%
S&P 500® Index	7.99%	13.36%	11.34%	13.75%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense ratio (gross) for the Retail Class and Institutional Class shares is 1.32% and 1.05%, respectively. See the Financial Highlights in this report for the most current expense ratios.

Since January 31, 2019, cash and equivalents have grown from 7.9% as a percentage of the Fund’s net assets to 16.5% as of July 31, 2019.  In the investment world, there is often pressure on managers to stay “fully invested” at all times and maintain as little cash as possible. Also, there is often a persuasion that if a manager does otherwise it must be with a bearish market outlook in mind.  In our case, and as of this writing, neither is true.  Over the past ten years, we have rarely been “fully invested.”  We have routinely held cash in the event of redemptions and buying opportunities, the timing of neither being in our control.  While we have exited or trimmed some small positions over the past year, we have not raised cash due to a bearish market outlook.  Instead, the majority of the increase in cash has resulted from net inflows from you, our fellow shareholders.

But, we have allowed the cash to pile higher.  To paraphrase a profound piece of wisdom from Howard Marks, the reason is not because we know where the market is going (we emphatically do not) but because of where we think the market is.  In short, we have not identified opportunities to buy—not if above-average returns are the priority—so we have not been buying.

Akre Focus Fund

For some, this stance elicits a question: if you are not a buyer, shouldn’t you be a seller?  We have always rejected that thinking as a false dichotomy.  If we have successfully invested in a business at an above-average expected annualized return over a multi-year period, then we need not sell in response to a richer valuation in the interim.  In fact, we fully expect the exceptional businesses we own to periodically trade at valuations at which we have no interest buying.  This is why we will sometimes go years between adding to positions but typically do not sell or trim positions in an exceptional business bought well.  We would also emphasize that our cash position reflects only our view on recent valuations and not our pipeline of prospective investment ideas which is as robust as ever.

Our top five contributors to performance over the past year have been American Tower, Mastercard, SBA Communications, Moody’s, and Visa.  Our fundamental outlook for these businesses remains intact.  Our bottom five contributors to performance for the past year ended July 31, 2019, were Enstar, Markel, Focus Financial, TD Ameritrade, and Just Eat PLC.  We exited our positions in Focus Financial and Just Eat during the past year.

Our top ten holdings as of July 31, 2019, comprised approximately 67% of the Fund’s net assets and were:

Top Ten Holdings as of July 31, 2019	Percentage of Net Asset

American Tower Corp.	11.4%
Mastercard, Inc.	10.3%
Moody’s Corp.	9.7%
Visa, Inc.	7.6%
SBA Communications Corp.	5.3%
O’Reilly Automotive, Inc.	5.2%
CarMax, Inc.	4.5%
Roper Technologies, Inc.	4.5%
Markel Corp.	4.2%
Constellation Software, Inc.	4.2%

We thank you for your support of the Akre Focus Fund and hope you will join us for our next semi-annual investor call.

Sincerely,

Chuck & John
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for October 29, 2019, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by October 25, 2019.  We look forward to our chat on October 29, 2019.

Akre Focus Fund Conference Call Information

Date:	October 29, 2019
Time:	4:00 PM Eastern Time
Domestic Dial In:	(866) 483-5508

No Conference ID is required for this call. Please follow the voice prompt.

Opinions expressed are those of the advisor, Akre Capital Management, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at July 31, 2019 (Unaudited)

Sector	Percent of Net Assets

Information Technology	24.5%
Financials	18.9%
Real Estate	16.7%
Consumer Discretionary	13.7%
Industrials	7.7%
Health Care	2.0%
Cash & Equivalents(1)	16.5%
Total	100.0%

(1) Includes short-term investments, cash, investments purchased with cash proceeds from securities lending, and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund

Retail Class
Value of $10,000 vs. S&P 500® Index
(Unaudited)

				Since
Average Annual Returns	One	Three	Five	Inception
Periods Ended July 31, 2019	Year	Year	Year	(8/31/2009)	Value
Akre Focus Fund –
Retail Class	22.17%	21.21%	16.10%	16.99%	$47,396
S&P 500® Index	7.99%	13.36%	11.34%	13.75%	$35,874

This chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

Institutional Class
Value of $250,000 vs. S&P 500® Index
(Unaudited)

				Since
Average Annual Returns	One	Three	Five	Inception
Periods Ended July 31, 2019	Year	Year	Year	(8/31/2009)	Value
Akre Focus Fund –
Institutional Class	22.50%	21.55%	16.42%	17.30%	$1,216,691
S&P 500® Index	7.99%	13.36%	11.34%	13.75%	$896,883

This chart illustrates the performance of a hypothetical $250,000 investment made on August 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

Supra Institutional Class
Value of $300,000,000 vs. S&P 500® Index
(Unaudited)

			Since
Average Annual Returns	One	Three	Inception
Periods Ended July 31, 2019	Year	Year	(8/31/2015)	Value
Akre Focus Fund –
Supra Institutional Class	22.60%	21.66%	18.72%	$587,612,962
S&P 500® Index	7.99%	13.36%	13.41%	$491,151,943

This chart illustrates the performance of a hypothetical $300,000,000 investment made on August 31, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2019

Shares		Value

COMMON STOCKS: 83.5%

Capital Markets: 14.2%
2,089,080	Brookfield Asset
	Management,
	Inc. –
	Class A	$102,364,920
56,694	Diamond Hill
	Investment
	Group, Inc.	7,991,019
12,500,000	KKR & Co.,
	Inc. – Class A	334,375,000
5,161,390	Moody’s Corp.	1,106,292,333
1,341,941	TD Ameritrade
	Holding Corp.	68,573,185
		1,619,596,457

Communications Equipment: 2.3%
2,008,535	Ubiquiti
	Networks,
	Inc.	258,558,711

Diversified Financial Services: 0.4%
200,000	Berkshire
	Hathaway,
	Inc. –
	Class B (1)	41,086,000

Equity Real Estate
Investment Trusts: 16.7%
6,149,293	American
	Tower
	Corp. (2)	1,301,313,385
2,465,000	SBA
	Communications
	Corp. (1)	604,935,650
		1,906,249,035

Health Care Equipment
& Supplies: 2.0%
1,655,300	Danaher Corp.	232,569,650

Industrial Conglomerates: 4.5%
1,408,000	Roper
	Technologies,
	Inc.	512,019,200

Insurance: 4.3%
64,577	Enstar Group
	Ltd. (1)	11,439,816
426,000	Markel
	Corp. (1)	474,534,180
		485,973,996

IT Services: 17.9%
4,329,100	Mastercard,
	Inc. – Class A	1,178,684,057
4,866,500	Visa, Inc. –
	Class A (2)	866,237,000
		2,044,921,057

Multiline Retail: 4.0%
4,455,370	Dollar Tree,
	Inc. (1)	453,333,897

Professional Services: 3.2%
2,400,000	Verisk Analytics,
	Inc.	364,128,000

Software: 4.3%
518,500	Alarm.com
	Holdings,
	Inc. (1)	25,878,335
497,800	Constellation
	Software, Inc.	473,619,095
		499,497,430

Specialty Retail: 9.7%
5,850,000	CarMax,
	Inc. (1,2)	513,396,000
1,543,200	O’Reilly
	Automotive,
	Inc. (1)	587,588,832
		1,100,984,832

TOTAL COMMON STOCKS
(Cost $3,699,090,303)		9,518,918,265

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2019 (Continued)

Principal
Amount		Value
SHORT-TERM INVESTMENTS: 14.9%

U.S. Treasury Bills: 14.9%
$700,000,000	United States
	Treasury Bill,
	2.025%,
	8/6/2019 (3)	$699,805,148
300,000,000	United States
	Treasury Bill,
	2.096%
	8/20/2019 (2,3)	299,679,480
700,000,000	United States
	Treasury Bill,
	2.041%,
	9/10/2019 (2,3)	698,444,250

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,697,889,917)		1,697,928,878

Shares
INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES LENDING: 4.6%
526,064,850	First American
	Government
	Obligations
	Fund – Class Z,
	2.204% (4)	526,064,850
TOTAL INVESTMENTS
PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING
(Cost $526,064,850)		526,064,850

TOTAL INVESTMENTS
IN SECURITIES: 103.0%
(Cost $5,923,045,070)		11,742,911,993
Liabilities in Excess
of Other Assets: (3.0)%		(342,504,370)
TOTAL NET ASSETS: 100.0%		$11,400,407,623

(1)	Non-income producing security.
(2)	This security or a portion of this security was out on loan as of July 31, 2019. Total loaned securities had a value of $515,213,444 or 4.5% of net assets.
(3)	Rate represents the annualized yield to maturity from purchase price.
(4)	Annualized seven-day yield as of July 31, 2019.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2019

ASSETS
Investments in unaffiliated securities, at value
(Cost $5,923,045,070)(1)	$11,742,911,993
Cash	181,262,541
Receivables:
Investment securities sold	38,029,327
Fund shares sold	24,393,038
Dividends and interest	1,428,603
Securities lending income, net	38,345
Prepaid expenses	204,277
Total assets	11,988,268,124

LIABILITIES
Payables:
Collateral received for securities loaned	526,064,850
Fund shares redeemed	4,947,155
Investment securities purchased	44,283,212
Investment advisory fees	8,652,895
Shareholder servicing fees	1,511,361
Distribution fees – Retail Class	1,118,643
Fund administration fees	417,539
Transfer agent fees	339,330
Fund accounting fees	142,619
Custody fees	47,663
Audit fees	25,100
Trustee fees	14,164
Chief Compliance Officer fees	1,834
Other accrued expenses	294,136
Total liabilities	587,860,501
NET ASSETS	$11,400,407,623

(1)	Includes loaned securities with a market value of $515,213,444.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2019 (Continued)

COMPONENTS OF NET ASSETS
Paid-in capital	$5,453,851,984
Total distributable earnings	5,946,555,639
Total net assets	$11,400,407,623

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$5,554,952,725
Shares of beneficial interest issued and outstanding	126,396,105
Net asset value, offering price, and redemption price per share	$43.95

Institutional Class:
Net assets	$4,993,878,764
Shares of beneficial interest issued and outstanding	110,983,371
Net asset value, offering price, and redemption price per share	$45.00

Supra Institutional Class:
Net assets	$851,576,134
Shares of beneficial interest issued and outstanding	18,858,486
Net asset value, offering price, and redemption price per share	$45.16

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

STATEMENT OF OPERATIONS For the Year Ended July 31, 2019

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of $1,792,080 foreign withholding tax)	$68,631,419
Interest	13,210,571
Income from securities lending, net	45,176
Other income	4,346
Total investment income	81,891,512

EXPENSES
Investment advisory fees	81,599,678
Distribution fees – Retail Class	11,411,876
Shareholder servicing fees – Retail Class	4,290,866
Shareholder servicing fees – Institutional Class	3,100,604
Administration fees	2,233,366
Transfer agent fees – Retail Class	1,086,988
Transfer agent fees – Institutional Class	828,971
Transfer agent fees – Supra Institutional Class	25,235
Fund accounting fees	782,200
Reports to shareholders	389,650
Registration expenses	376,851
Custody fees	262,198
Trustees fees	182,757
Miscellaneous expenses	99,910
Audit fees	25,100
Insurance expenses	21,850
Legal fees	11,027
Chief Compliance Officer fees	10,167
Total expenses	106,739,294
Net investment loss	(24,847,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on unaffiliated investments	126,898,865
Net realized gain on affiliated investments	20,897,026
Change in net unrealized appreciation/depreciation
on unaffiliated investments	1,911,176,531
Change in net unrealized appreciation/depreciation
on affiliated investments	(57,173,096)
Net realized and unrealized gain on investments	2,001,799,326
Net increase in net assets resulting from operations	$1,976,951,544

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2019	July 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(24,847,782)	$(24,466,481)
Net realized gain on unaffiliated investments	126,898,865	43,912,564
Net realized gain on affiliated investments	20,897,026	8,868,706
Change in unrealized appreciation/depreciation
on unaffiliated investments	1,911,176,531	1,574,188,139
Change in net unrealized appreciation/depreciation
on affiliated investments	(57,173,096)	8,803,966
Change in net unrealized appreciation/depreciation
on translation of other assets
and liabilities in foreign currency	—	(173)
Net increase in net assets
resulting from operations	1,976,951,544	1,611,306,721

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(21,453,479)	(23,467,331	)(1)
Net distributions to shareholders – Institutional Class	(17,384,316)	(15,279,162	)(2)
Net distributions to shareholders –
Supra Institutional Class	(3,305,408)	(3,170,329	)(3)
Total distributions to shareholders	(42,143,203)	(41,916,822)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares – Retail Class(4)	405,175,645	(337,425,001)
Increase in net assets derived from net
change in outstanding shares – Institutional Class(4)	1,053,209,885	446,423,430
Increase in net assets derived from net change
in outstanding shares – Supra Institutional Class(4)	73,499,611	46,326,475
Total increase in net assets
from capital share transactions	1,531,885,141	155,324,904
Total increase in net assets	3,466,693,482	1,724,714,803

NET ASSETS
Beginning of year	7,933,714,141	6,208,999,338
End of year	$11,400,407,623	$7,933,714,141

(1)	As disclosed at July 31, 2018, includes $23,467,331 in net realized gain distributions.
(2)	As disclosed at July 31, 2018, includes $15,279,162 in net realized gain distributions.
(3)	As disclosed at July 31, 2018, includes $3,170,329 in net realized gain distributions.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(4)	Summary of share transactions is as follows:

	Year Ended		Year Ended
	July 31, 2019		July 31, 2018
Retail Class	Shares	Value	Shares	Value
Shares sold	33,124,193	$1,273,958,053	18,545,100	$611,638,026
Shares issued in
reinvestment
of distributions	589,033	20,486,587	690,847	22,466,335
Shares redeemed(5)	(23,391,847)	(889,268,995)	(30,074,940)	(971,529,362)
Net increase (decrease)	10,321,379	$405,175,645	(10,838,993)	$(337,425,001)

(5)	Net of redemption fees of $152,167 and $44,607, respectively.

	Year Ended		Year Ended
	July 31, 2019		July 31, 2018
Institutional Class	Shares	Value	Shares	Value
Shares sold	40,692,911	$1,593,765,764	24,701,965	$833,440,218
Shares issued in
reinvestment
of distributions	411,808	14,639,763	390,421	12,938,566
Shares redeemed(6)	(14,294,933)	(555,195,642)	(11,952,681)	(399,955,354)
Net increase	26,809,786	$1,053,209,885	13,139,705	$446,423,430

(6)	Net of redemption fees of $133,051 and $10,954, respectively.

	Year Ended		Year Ended
	July 31, 2019		July 31, 2018
Supra Institutional Class	Shares	Value	Shares	Value
Shares sold	3,567,866	$137,589,570	2,538,888	$85,359,463
Shares issued in
reinvestment
of distributions	2	81	3	86
Shares redeemed(7)	(1,626,766)	(64,090,040)	(1,151,025)	(39,033,074)
Net increase	1,941,102	$73,499,611	1,387,866	$46,326,475

(7)	Net of redemption fees of $— and $—, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended July 31,
	2019	2018	2017	2016	2015
Net asset value,
beginning of year	$36.17	$28.87	$25.01	$23.98	$21.56

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(1)	(0.16)	(0.16)	(0.14)	(0.12)	(0.15)
Net realized and unrealized
gain on investments	8.13	7.66	4.05	1.15	3.04
Total from investment operations	7.97	7.50	3.91	1.03	2.89

LESS DISTRIBUTIONS
From net realized gain	(0.19)	(0.20)	(0.05)	—	(0.47)
Total distributions	(0.19)	(0.20)	(0.05)	—	(0.47)
Paid-in capital from
redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$43.95	$36.17	$28.87	$25.01	$23.98
Total return	22.17%	26.06%	15.64%	4.30%	13.59%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$5,555.0	$4,198.6	$3,663.9	$3,364.1	$2,764.7
Portfolio turnover rate	3%	4%	10%	13%	16%

RATIOS
Expenses to average net assets	1.32%	1.32%	1.33%	1.34%	1.34%
Net investment loss to
average net assets	(0.41)%	(0.48)%	(0.56)%	(0.54)%	(0.64)%

(1)	Calculated based on the average number of shares outstanding.
(2)	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended July 31,
	2019	2018	2017	2016	2015
Net asset value,
beginning of year	$36.93	$29.39	$25.39	$24.28	$21.77

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(1)	(0.06)	(0.07)	(0.07)	(0.06)	(0.09)
Net realized and unrealized
gain on investments	8.32	7.81	4.12	1.17	3.07
Total from investment operations	8.26	7.74	4.05	1.11	2.98

LESS DISTRIBUTIONS
From net realized gain	(0.19)	(0.20)	(0.05)	—	(0.47)
Total distributions	(0.19)	(0.20)	(0.05)	—	(0.47)
Paid-in capital from
redemption fees	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$45.00	$36.93	$29.39	$25.39	$24.28
Total return	22.50%	26.41%	15.96%	4.57%	13.88%

SUPPLEMENTAL DATA
Net assets,
end of year (millions)	$4,993.9	$3,108.7	$2,087.9	$1,531.0	$1,303.6
Portfolio turnover rate	3%	4%	10%	13%	16%

RATIOS
Expenses to average net assets	1.05%	1.05%	1.05%	1.06%	1.09%
Net investment loss to
average net assets	(0.15)%	(0.20)%	(0.28)%	(0.26)%	(0.39)%

(1)	Calculated based on the average number of shares outstanding.
(2)	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

SUPRA INSTITUTIONAL CLASS

	Year Ended July 31,			Period Ended
	2019	2018	2017	July 31, 2016(1)
Net asset value,
beginning of year/period	$37.03	$29.44	$25.41	$23.36

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(2)	(0.02)	(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain on investments	8.34	7.83	4.13	2.09
Total from
investment operations	8.32	7.79	4.08	2.05

LESS DISTRIBUTIONS
From net realized gain	(0.19)	(0.20)	(0.05)	—
Total distributions	(0.19)	(0.20)	(0.05)	—
Net asset value,
end of year/period	$45.16	$37.03	$29.44	$25.41
Total return	22.60%	26.54%	16.07%	8.78	%(3)

SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$851.6	$626.4	$457.2	$315.1
Portfolio turnover rate	3%	4%	10%	13	%(3,4)

RATIOS
Expenses to average net assets	0.95%	0.95%	0.96%	1.00	%(5)
Net investment loss to
average net assets	(0.05)%	(0.11)%	(0.18)%	(0.17	)%(5)

(1)	The Supra Institutional Class commenced operations on August 31, 2015.
(2)	Calculated based on the average number of shares outstanding.
(3)	Not annualized.
(4)	Portfolio turnover is calculated at the total Fund level.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies.” The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing and transfer agent fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,518,918,265	$—	$—	$9,518,918,265
Short-Term
Investments	—	1,697,928,878	—	1,697,928,878
Investments
Purchased
With Proceeds
From Securities
Lending	526,064,850	—	—	526,064,850
Total Investments
in Securities	$10,044,983,115	$1,697,928,878	$—	$11,742,911,993

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  As of July 31, 2019, the Fund deferred, on a tax basis, late year losses of $12,725,584 and had no post-October losses.

As of July 31, 2019, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of July 31, 2019, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2019, the following adjustments were made(1):

Distributable Earnings	Paid-In Capital
$26,225,972	$(26,225,972)

(1)	These differences were primarily due to equalization and net operating loss adjustments.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

J.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  On August 5, 2019, subsequent to the Fund’s fiscal year ended July 31, 2019, Dorothy Berry, independent Trustee and chairperson of the Board, passed away. At a Board meeting held August 22, 2019, Eric Falkeis, a trustee since 2011, was appointed as the new chairperson of the Board.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the year ended July 31, 2019, the advisory fees incurred by the Fund are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

 The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.49%, 1.24% and 1.17% for the Retail Class, Institutional Class, and Supra Institutional Class, respectively, of each class’s average daily net assets (the “Expense Caps”). The current Expense Caps for the Retail Class, Institutional Class and the Supra Institutional Class are in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. Each of the Fund’s classes operated below the current Expense Caps and accordingly, the Advisor did not waive any fees or reimburse expenses for the year ended July 31, 2019.  Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended July 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund.  Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the year ended July 31, 2019, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.  For the year ended July 31, 2019, U.S. Bank N.A., an affiliate of the Fund, received $9,282 in shareholder servicing fees.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of July 31, 2019, the market value of the securities on loan and payable on collateral received were as follows:

Market Value of	Payable on
Securities on Loan	Collateral Received
$515,213,444	$526,064,850

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

Offsetting Assets and Liabilities. The Fund is subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of July 31, 2019.

Net
		Gross	Amounts	Gross Amounts Not
		Amounts	Presented	Offset in the Statements
		Offset in the	in the	of Assets & Liabilities
		Statement of	Statement of		Cash
	Gross	Assets &	Assets &	Financial	Collateral	Net
Liabilities	Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Securities
Lending	$526,064,850	$—	$526,064,850	$526,064,850	$—	$—

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act.) The Schedule of Investments for the Fund includes the particular cash collateral holding as of July 31, 2019. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The fee and interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending, net”) is reflected in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2019, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $229,485,739 and $456,048,548, respectively.

There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended July 31, 2019.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2019, and the year ended July 31, 2018, for the Fund was as follows:

	July 31, 2019	July 31, 2018
Distributions paid from:
Long-term capital gain(1)	$42,143,203	$41,916,822

(1)	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

As of July 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows(2):

Cost of investments	$5,923,280,688
Gross tax unrealized appreciation	5,820,189,050
Gross tax unrealized depreciation	(557,745)
Net tax unrealized appreciation	5,819,631,305
Undistributed ordinary income	—
Undistributed long-term capital gains	139,649,918
Total distributable earnings	139,649,918
Other accumulated losses	(12,725,584)
Total accumulated gains	$5,946,555,639

(2)	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act.  They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. As of July 31, 2019, the Fund did not hold any securities of  affiliated companies. For the year ended July 31, 2019, the Fund had the following transactions with affiliated companies:

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
	July 31,	July 31,	Acqui-	Dispo-	Gain	Appreciation/	July 31,	Dividend
	2019	2018	sitions	sitions	(Loss)	Depreciation	2019	Income
Enstar
Group
Ltd.(1)	64,577	$199,120,200	$—	$(151,404,314)	$20,897,026	$(57,173,096)	$11,439,816	$—

(1)	This security was considered an affiliate during the period, but is no longer an affiliate at July 31, 2019.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2019 (Continued)

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended July 31, 2019, was as follows:

Maximum available credit	$200,000,000
Largest amount outstanding on an individual day	—
Average balance when in use	—
Credit facility outstanding as of July 31, 2019	—
Average interest rate when in use	—

Interest expense for the year ended July 31, 2019, is disclosed in the Statement of Operations, if applicable.

Akre Focus Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Akre Focus Fund and
The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Akre Focus Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of July 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 20, 2019

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended July 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses

The “Actual” lines of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.  The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended July 31, 2019 (Unaudited) (Continued)

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/2019	7/31/2019	2/1/2019 – 7/31/2019(1)
Retail Class Actual	$1,000.00	$1,208.40	$7.23

Hypothetical (5% return
before expenses)	1,000.00	1,018.25	6.61
Institutional Class Actual	$1,000.00	$1,210.00	$5.81

Hypothetical (5% return
before expenses)	1,000.00	1,019.54	5.31
Supra Institutional
Class Actual	$1,000.00	$1,210.70	$5.21

Hypothetical (5% return
before expenses)	1,000.00	1,020.08	4.76

(1)
For the Fund’s Retail, Institutional, and Supra Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.32%, 1.06%, and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years, and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Kathleen T. Barr	Trustee	Indefinite	Former owner of	1	Independent
(born 1955)		Term; Since	a registered		Trustee for the
c/o U.S. Bank Global		November	investment adviser,		William Blair
Fund Services		2018.	Productive		Funds (2013
2020 E. Financial Way			Capital		to present)
Suite 100			Management,		(21 series);
Glendora, CA 91741			Inc.; formerly,		Independent
			Chief		Trustee for the
			Administrative		AmericaFirst
			Officer, Senior		Quantitative
			Vice President and		Funds (2012
			Senior Managing		to 2016).
Director of Allegiant
Asset Management
Company (merged
with PNC Capital
Advisors, LLC in
2009); formerly,
Chief Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee,
(born 1939)		Term; Since	Consultant; formerly,		The Dana
c/o U.S. Bank Global		May	Chief Executive		Foundation.
Fund Services		1991.	Officer, Rockefeller
2020 E. Financial Way			Trust Co., (prior
Suite 100			thereto Senior Vice
Glendora, CA 91741			President), and
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

Eric W. Falkeis	Trustee	Indefinite	Chief Executive	1	Former
(born 1973)		Term; Since	Officer, Tidal ETF		Interested
c/o U.S. Bank Global		September	Services LLC (2018		Trustee,
Fund Services		2011.	to present); formerly,		Direxion Funds
2020 E. Financial Way	Chair-	Indefinite	Chief Operating Officer,		(22 series),
Suite 100	person(3)	Term; Since	Direxion Funds (2013		Direxion Shares
Glendora, CA 91741		August	to 2018); formerly,		ETF Trust
		2019.	Senior Vice President		(112 series) and
			and Chief Financial		Direxion
			Officer (and other		Insurance Trust
			positions), U.S. Bancorp		(2013 to 2018).
Fund Services, LLC.

Carl A. Froebel	Trustee	Indefinite	Formerly, President	1	None.
(born 1938)		Term; Since	and Founder,
c/o U.S. Bank Global		May	National Investor
Fund Services		1991.	Data Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term; Since	July 2001; formerly,		Trustee, AMG
c/o U.S. Bank Global		May	Executive Vice		Funds (61
Fund Services		1991.	President, Investment		series); Advisory
2020 E. Financial Way			Company		Board Member,
Suite 100			Administration,		Sustainable
Glendora, CA 91741			LLC (mutual fund		Growth
			administrator).		Advisers, LP.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		March	Bancorp Fund
Fund Services		2013.	Services, LLC,
2020 E. Financial Way	Secretary	Indefinite	since July 2007.
Suite 100		Term; Since
Glendora, CA 91741		February
2008.

Aaron J. Perkovich	Vice	Indefinite	Vice President,	Not	Not
(born 1973)	President	Term; Since	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bank Global		March	Fund Services,
Fund Services		2017.	LLC, since
615 East Michigan St.	Treasurer	Indefinite	June 2006.
Milwaukee, WI 53202		Term; Since
August
2016.

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bancorp Fund
Fund Services		2016.	Services, LLC
615 East Michigan St.			since June 2005.
Milwaukee, WI 53202

Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bancorp Fund
Fund Services		2016.	Services, LLC
615 East Michigan St.			since November
Milwaukee, WI 53202			2007.

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term; Since	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		August	Bancorp Fund
Fund Services		2017.	Services, LLC
615 East Michigan St.			since October
Milwaukee, WI 53202			2006.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office and	Occupation	Complex(2)	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term; Since	President and	Applicable.	Applicable.
c/o U.S. Bank Global	ance	July	Compliance
Fund Services	Officer	2011.	Officer, U.S.
615 East Michigan St.	Anti-	Indefinite	Bancorp Fund
Milwaukee, WI 53202	Money	Term; Since	Services, LLC
	Laundering	July	since August
	Officer	2011.	2004.
	Vice	Indefinite
	President	Term; Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)	At a Board meeting held August 22, 2019, Eric Falkeis was appointed as the new Chairperson to replace Dorothy Berry who passed away on August 5, 2019.

Akre Focus Fund

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended July 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from the net investment income designated as the qualified dividend income was as follows:

Akre Focus Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2019, was as follows:

Akre Focus Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2019, was as follows:

Akre Focus Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2019, the Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-PORT and Form N-Q reports are available on the SEC’s website at www.sec.gov. The information on the Fund’s Form N-PORT and Form N-Q may also be obtained by calling (877) 862-9556.

Akre Focus Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (877) 862-9556 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms,

•	Information you give us verbally, and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 W. Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Akre Focus Fund
	Ticker	CUSIP
Retail Class	AKREX	742935117
Institutional Class	AKRIX	742935125
Supra Institutional Class	AKRSX	74316P751

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mses. Dorothy A. Berry and Kathleen T Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2019	FYE 7/31/2018
Audit Fees	$22,400	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2019	FYE 7/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2019	FYE 7/31/2018
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
  Elaine E Richards, President/Principal Executive Officer

Date    October 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
  Elaine E Richards, President/Principal Executive Officer

Date    October 3, 2019

By (Signature and Title)  /s/ Aaron J. Perkovich
  Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    October 3, 2019

* Print the name and title of each signing officer under his or her signature.